Significant Accounting Policies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Recognized goodwill impairment amount		$ 2,844
Amount of paycheck protection program	$ 900
Interest rate	1.00%
Other account receivables		$ 464	$ 405
G Medical Tests and Services, Inc [Member]
Significant Accounting Policies (Details) [Line Items]
Hold share capital percentage		80.00%